Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended	9 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2013	Feb. 14, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Dec. 31, 2013 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Interest Rate Swap Contracts [Member] Interest_Rate_Swaps	Feb. 28, 2014 Subsequent Event [Member] Interest Rate Swap Contracts [Member] Three-Month LIBOR [Member]
Subsequent Event [Line Items]
Cash distribution paid, date paid	Feb. 14, 2014
Distribution Made To Limited Partner Distributions Paid Per Unit Annualized Basis				$ 1.74
Cash distribution paid, aggregate		$ 20,779,000	$ 21,954,000	$ 20,800,000
Cash distribution paid, per unit		$ 0.752	$ 0.752	$ 0.435	$ 0.435	$ 0.435
Number of interest rate swap agreements							2
Notional amount							$ 50,000,000
Fixed interest rate								1.45%